Long-term Notes and Loans Payable, Net - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 12, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 26, 2023
Disclosure of detailed information about borrowings [line items]
Adjustments for finance income (cost)		$ (4,416)	$ (3,951)
Payments for debt issue costs		$ 1,947	0
Bottom of range
Disclosure of detailed information about borrowings [line items]
Weighted average lessee's incremental borrowing rate (in percent)		11.30%
Weighted average remaining lease term (in years)		6 years 1 month 6 days
Top of range
Disclosure of detailed information about borrowings [line items]
Weighted average lessee's incremental borrowing rate (in percent)		17.50%
Weighted average remaining lease term (in years)		16 years 6 months
Senior Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 400,000	$ 400,000	400,000
Adjustments for finance income (cost)	$ (13,000)
Borrowings, interest rate (in percent)	9.50%
Borrowings, maturity	August 12, 2026
Borrowings, effective interest rate (in percent)	11.00%
Borrowing costs capitalised	$ 10,900
Principal repayment of the Senior Loan	$ 7,000
Minimum cash balance required to be maintained		50,000
Mortgage Loans
Disclosure of detailed information about borrowings [line items]
Borrowings		20,160	$ 0
Mortgage Loans | JDRC Ellenville, LLC
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 25,300
Borrowings, interest rate (in percent)				8.40%
Borrowings, effective interest rate (in percent)				10.20%
Borrowings, adjustment to interest rate basis				3.75%
Undrawn borrowing facilities		5,100
Payments for debt issue costs		2,000
Borrowings, capitalized interest		$ 300